Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,350,000
Previously Paid Amount	0.00
Total Fee Amount	117.45
Total Offset Amount	0.00
Net Fee	117.45
Narrative - Max Aggregate Offering Price	$ 1,350,000
Final Prospectus	true